Trade and Other Receivables	12 Months Ended
Dec. 31, 2025
Trade and Other Receivables [Abstract]
TRADE AND OTHER RECEIVABLES
17	TRADE AND OTHER RECEIVABLES

	2025	2024
	USD	USD

Trade receivables	10,978,285	8,082,277
Other receivables	1,259,224	1,326,228
Advances paid for content and service providers	1,298,283	1,016,045
Prepayments	365,788	242,669
Other financial assets (1)	137,010	22,779
Allowance for expected credit losses	(1,735,406)	(1,185,842)
	12,303,184	9,504,156

(1)	The Group reclassified its bank balances in Lebanese Pounds equivalent of USD 57,010 (2024: USD 22,779) to other financial assets due to significant devaluation of Lebanese Pounds against US Dollar caused by the ongoing political and economic situation in Lebanon.

Trade receivables are non-interest bearing and are generally on terms of 30 to 120 days.

An analysis of expected credit losses (ECL) is performed at each reporting date under the simplified approach using a provision matrix to lifetime measure expected credit losses. The calculation reflects the probability-weighted outcome and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions.

The movement of allowance for expected credit losses during the year is as follows:

Amount
USD

As at January 1, 2024	732,199
Provision for expected credit losses expense (note 8)	453,643
At December 31, 2024	1,185,842

Provision for expected credit losses expense (note 8)	549,564
As at December 31, 2025	1,735,406

At December 31, 2025 and 2024, the ageing analysis of trade receivables is as follows:

	Total	Neither past due nor impaired	Past due but not impaired
			30-60 days	60-90 days	90-120 days	>120 days
	USD	USD	USD	USD	USD	USD

2025
Total gross receivables	10,978,285	8,827,767	573,026	236,285	9,846	1,331,373
Loss rate		7.05%	14.39%	25.27%	45.33%	85.79%

2024
Total gross receivables	8,082,277	6,184,275	236,168	816,950	552,392	292,492
Loss rate		6.13%	13.65%	27.32%	44.92%	81.54%

Trade receivables are written off when there no reasonable expectation of recovery. USD 18,897 (2024: USD 17,327) were written off during the year.